FORTIS

February 5, 1996

Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:  Variable Account D of Fortis Benefits Insurance
Company
     File No. 33-63935
     CIK No.  0000826723

Pursuant to Rule 497(j) under the Securities Act of
1933, Fortis Benefits Insurance Company, on behalf of
Separate Account D, certifies that:

1) the form of Prospectus and Statement of Additional
Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Pre-
Effective Amendment No. 1) filed February 1, 1996; and

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at 612-738-5080 if you have any questions.

Sincerely,


/s/
David A. Peterson
Vice President and Assistant General Counsel

Fortis Benefits Insurance Company
P. O. Box 64271
St. Paul, MN 55164
(612) 738-4000
(800) 800-2638